UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 45,373		$ 31,770	$ 25,048		$ 39,126
Restricted cash - current asset	6,215		7,198	6,524		8,066
Restricted cash - non-current asset	9,143		12,095	12,210		12,627
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 60,731	$ 43,174	$ 51,063	$ 43,782	$ 44,013	$ 59,819